Investments in joint ventures and joint operations (Details) - GBP (£)		3 Months Ended		6 Months Ended
	Jul. 24, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of joint ventures [line items]
Additional capital contributions				£ 623,000	£ 119,000
Loss for the period		£ (35,971,000)	£ (28,676,000)	(73,614,000)	(44,168,000)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions	£ 583,000			623,000	119,000
Loss for the period		£ 155,000	£ 271,000	614,000	564,000
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Loss for the period				£ 0	£ 0